Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Aug. 07, 2014
Document and Entity Information
Entity Registrant Name	RING ENERGY, INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001384195
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		25,711,218
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY